BORROWINGS	9 Months Ended
Sep. 30, 2024
BORROWINGS
BORROWINGS
10.	BORROWINGS

Borrwings were as follows as of the respective balance sheet dates:

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Short term bank borrowings	30,000	552,270
Long-term bank borrowings, current portion	334,511	521,643
Other long-term borrowings, current portion	388,814	795,700
	753,325	1,869,613
Long-term bank borrowings, non-current portion	4,170,981	5,339,582
Other long-term borrowings, non-current portion	942,540	1,742,444
Total borrowings	5,866,846	8,951,639

The short-term bank borrowings outstanding as of September 30, 2024 bore a weighted average interest rate of 4.36% per annum.

The long-term borrowings (including current portion) outstanding as of September 30, 2024 bore a weighted average interest rate of 4.09% per annum, respectively, and was denominated in RMB. These loans were obtained from financial institutions located in the PRC.

As of December 31, 2023 and September 30, 2024, unused loan facilities for bank and other borrowings amounted to RMB2,811,123 and RMB1,490,957, respectively.

10.	BORROWINGS (CONTINUED)

Borrowings as of September 30, 2024 were secured by the following:

Short-term borrowings	Secured by
(RMB)
552,270	Unsecured borrowing.

Long-term borrowings (including current portion)	Secured by
(RMB)
2,380,854	Secured by its own stock and receivables.
4,366,968	Secured by property and equipment and land-use right with net book value of RMB996,037 and RMB217,975, respectively (Note 5/Note 7), and a subsidiary’s share.
1,651,547	Unsecured borrowing.
8,399,369

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including bank and other borrowings in the succeeding period and years and thereafter:

RMB
Year ending December 31
For the three months ended December 31, 2024	418,786
2025	1,977,643
2026	1,445,646
2027	1,105,216
2028	1,030,975
2029 and thereafter	3,243,150